Summary of Convertible Notes (Details) - Loan agreement with cpbf Lending Llc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Convertible Notes [Member]
Short-Term Debt [Line Items]
Face value of the CB BF convertible notes	$ 1,821,345	$ 1,821,345
Debt discount, net	(26,757)	(41,983)
Carrying value of the CB BF convertible notes	1,794,588	1,779,362
Accrued interest	1,135,983	914,479
Total CB BF convertible notes and accrued interest	2,930,571	2,693,841
Term Note [Member]
Short-Term Debt [Line Items]
Face value of the CB BF term note	6,500,000	6,500,000
Debt discount, net	(76,353)	(129,586)
Carrying value of the CB BF term note	6,423,647	6,370,414
Accrued interest	664,562	289,373
Total CB BF term note and accrued interest	$ 7,088,209	$ 6,659,787